                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                COMMISSION FILE NUMBER 000-24012
                                                               CUSIP 243798 10 5

(Check One): [X]Form 10-KSB  [_]Form 11-K  [ ]Form 10-QSB [_]Form N-SAR
For Period Ended:  SEPTEMBER 30, 2004

     [_]  Transition Report on Form 10-K
     [_]  Transition Report on Form 20-F
     [_]  Transition Report on Form 11-K
     [_]  Transition Report on Form 10-Q
     [_]  Transition Report on Form N-SAR
     For the Transition Period Ended:__________________________________________

Read attached instruction sheet before preparing form. Please print or type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: ________________________________

PART I -- REGISTRANT INFORMATION

Deep Well Oil & Gas, Inc.
Full name of registrant

246 Stewart Green S.W. Suite 3175
Address of principal executive office (Street and number)

Calgary, Alberta T3H 3C8 Canada
City, state and zip code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), (Paragraph 23, 047), the following should be completed. (Check box if appropriate.)

[X] | (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X] | (b) The subject annual report, semi-annual report, transition report on
Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(Amended in Release No. 34-26589 (Paragraph 72, 435), effective April 12, 1989,
54 F.R. 10306.)
[ ] | (c) The accountant's statement or other exhibit required by Rule 12b-25(c)
has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Amended in Release No. 34-26589 (Paragraph 72, 435), effective
April 12, 1989, 54 F.R. 10306.)

We were not able to complete the required Financial Information for the period ended September 30, 2004 on a timely basis.

PART IV -- OTHER INFORMATION
(1)  Name and telephone number of person to contact in regard to this notification
          Steven Gawne             (403)         232-1431
              (Name)               (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the
Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of
1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [X] Yes [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
[_] Yes   [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Deep Well Oil & Gas, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 3, 2005

/s/ Steven Gawne
President/Chief Executive Officer